Royalty and option income (Details Narrative) - Others [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Royalty and Option Income [Line Items]
Advance mineral royalty payment	$ 386,000	$ 90,000
Option income	$ 450,000	$ 0